CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
Current assets
Cash and cash equivalents	$ 1,523,879	$ 1,771,260
Restricted cash, current	227,551	187,846
Short-term investments	1,715,446	1,847,120
Inventories, net	143,326	104,876
Amounts due from related parties, current	46	37
Prepaid expenses and other current assets	232,870	215,781
Total current assets	3,843,118	4,126,920
Restricted cash, non-current	34,608	32,625
Property and equipment, net	500,710	472,366
Deferred tax assets	3,170	3,487
Rental deposits	28,058	22,131
Intangible assets, net	45,975	394
Land use rights, net	189,779	182,880
Goodwill	45,545	155
Long-term investments (including available-for-sale investments of $139,002 and $82,386 as of February 28, 2025 and 2026, respectively)	828,249	305,105
Amounts due from related parties, non-current	134	96
Long-term prepayments and other non-current assets	37,216	27,844
Operating lease right-of-use assets	379,727	329,064
Total assets	5,936,289	5,503,067
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $108,578 and $93,047 as of February 28, 2025 and 2026, respectively)	152,513	146,300
Deferred revenue, current (including deferred revenue, current, of the consolidated VIEs without recourse to TAL Education Group of $531,655 and $686,406 as of February 28, 2025 and 2026, respectively)	832,839	624,272
Amounts due to related parties, current	97	93
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $442,731 and $514,616 as of February 28, 2025 and 2026, respectively)	672,344	582,227
Operating lease liabilities, current (including operating lease liabilities, current, of the consolidated VIEs without recourse to TAL Education Group of $78,486 and $97,564 as of February 28, 2025 and 2026, respectively)	109,393	88,453
Total current liabilities	1,767,186	1,441,345
Deferred revenue, non-current (including deferred revenue, non-current, of the consolidated VIEs without recourse to TAL Education Group of $19,995 and $14,610 as of February 28, 2025 and 2026, respectively)	49,353	46,955
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $3,395 and $67,088 as of February 28, 2025 and 2026, respectively)	67,981	3,474
Operating lease liabilities, non-current (including operating lease liabilities, non-current, of the consolidated VIEs without recourse to TAL Education Group of $169,991 and $192,058 as of February 28, 2025 and 2026, respectively)	278,083	244,895
Total liabilities	2,162,603	1,736,669
Commitments and contingencies (Note 17)
Equity
Treasury stock	(20)
Additional paid-in capital	3,694,418	4,294,819
Statutory reserve	216,638	179,537
Accumulated deficit	(130,428)	(624,078)
Accumulated other comprehensive loss	(6,376)	(83,914)
Total TAL Education Group shareholders' equity	3,774,437	3,766,567
Non-controlling interests	(751)	(169)
Total equity	3,773,686	3,766,398
Total liabilities and equity	5,936,289	5,503,067
Class A common shares
Equity
Common shares	156	154
Class B common shares
Equity
Common shares	$ 49	$ 49